Balances and Transactions with Related Parties - Summary of Compensation Received by Key Management Personnel (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Transactions Between Related Parties [Abstract]
Cash compensation	$ 2,959,467	$ 1,486,703
Short-term benefits for employees	557,122	341,203
Other long-term benefits	183,453	295,321
Total	$ 3,700,042	$ 2,123,227